Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

Note 5: - Cash and Cash Equivalents

	December 31,
	2025	2024
	U.S. Dollars in thousands

Cash and deposits for immediate withdrawal	$38,223	$23,130
Cash equivalents in USD deposits (1)	37,246	55,305
Total Cash and Cash Equivalents	$75,469	$78,435

(1)	The deposits bear interest of 4.65%-5.25% per year, as of December 31, 2025, and 4.70%-5.78% per year as of December 31, 2024.